EQUITY (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Equity [Abstract]
SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2023	20,313	$54.23
Cancelled	(10,208)	55.24

Balance, September 30, 2024	10,105	$53.21
Granted	65,000	2.44
Cancelled	(5,938)	61.01
Balance, December 31, 2024	69,167	$4.41

Exercisable at December 31, 2024	69,167	$4.41

Stock option transactions are summarized as follows:

	Number of options	Weighted Average Exercise Price

Balance, September 30, 2022	21,146	$53.04
Cancelled	(833)	42.62

Balance, September 30, 2023	20,313	$54.23
Cancelled	(10,208)	55.24
Balance, September 30, 2024	10,105	$53.21

Exercisable at September 30, 2024	10,105	$53.21

SCHEDULE OF STOCK OPTIONS OUTSTANDING

As December 31, 2024, the following stock options were outstanding:

Number of Options	Exercise Price	Issuance Date	Expiry Date
417	$84.00	December 4, 2017	December 4, 2027
1,250	$9.00	March 16, 2020	March 16, 2030
2,500	$40.32	October 6, 2021	October 6, 2031
65,000	$2.44	October 2, 2024	October 2, 2034
69,167

As September 30, 2024, the following stock options were outstanding:

Number of Options	Exercise Price	Issuance Date	Expiry Date
3,230	$88.88	December 4, 2017	December 4, 2027
1,250	$8.88	March 16, 2020	March 16, 2030
5,625	$42.62	October 6, 2021	October 6, 2031
10,105

SCHEDULE OF WARRANTS TRANSACTIONS

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2023	279,746	$39.79
Granted	401,810	4.08
Cancelled	(500)	4.08
Expired	(4,393)	95.90

Balance, September 30, 2024	676,663	$18.25
Granted	2,236,551	1.91
Cancelled	(401,310)	4.08

Balance, December 31, 2024	2,511,904	$5.92

Warrant transactions are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price

Balance, September 30, 2022	274,276	$48.48
Exercised	(68,353)	11.44
Granted	73,823	18.00

Balance, September 30, 2023	279,746	$39.79
Granted	401,810	4.08
Cancelled	(500)	4.08
Expired	(4,393)	95.90

Balance, September 30, 2024	676,663	$18.25

SCHEDULE OF WARRANTS OUTSTANDING

As December 31, 2024, the following warrants were outstanding:

Number of Warrants	Exercise Price	Issuance Date	Expiry Date

149,447	$50.40	March 29, 2022	March 29, 2027
73,823	$18.00	June 30, 2023	June 30, 2028
52,083	$33.60	September 30, 2021	September 30, 2031
2,236,551	$1.91	November 1, 2024	November 1, 2034
2,511,904

As September 30, 2024, the following warrants were outstanding:

Number of Warrants	Exercise Price	Issuance Date	Expiry Date

149,447	$50.40	March 29, 2022	March 29, 2027
73,823	$18.00	June 30, 2023	June 30, 2028
147,000	$4.08	April 16, 2024	April 16, 2029
		(Subsequently cancelled – Note 15)
254,310	$4.08	June 12, 2024	June 12, 2029
		(Subsequently cancelled – Note 15)
52,083	$35.52	September 30, 2021	September 30, 2031
676,663